MFA 2025-NQM2 Trust ABS-15G

Exhibit 99.23

Client Name:
Client Project Name:	MFA 2025-NQM2
Start - End Dates:	10/21/2024 - 4/4/2025
Deal Loan Count:	196

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER127	Payment shock does not meet guidelines	2
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	2
Credit	Terms/Guidelines	CRDTER4643	Borrower does not meet guideline requirements	5
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	3
Credit	Credit/Mtg History	CRDCRMH124	Collections, Liens, etc. not paid as required by guidelines	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	4
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	9
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	2
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	5
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	2
Credit	LTV/CLTV	CRDLTV5736	LTV Exceeds Guideline Requirement by less than 5%	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	2
Credit	Application	CRDAPP3822	Missing or incomplete documentation related to citizenship/residency	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	2
Property Valuations	FEMA	PRVAFEMA858	Natural Disaster Area, no subsequent inspection (Individual & Public)	1
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	4
Property Valuations	Property	PRVAPROP2674	Property Issues Indicated 2	1
Property Valuations	Appraisal	PRVAAPPR151	Appraisal dated beyond acceptable date range per guidelines	1
Property Valuations	Appraisal	PRVAAPPR175	Missing Review Appraisal required per guidelines	1
Property Valuations	Appraisal	PRVAAPPR3116	Missing updated valuation	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	1
Compliance	State Consumer Protection	CMPSTCP1151	SC Home Loans -Broker 'Amounts Earned' Disclosure not in file	1
Compliance	State Rate Spread	CMPSRS1206	CT Non-Prime, First Mortgage Disclosure Missing	1
Total				55

©2025 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.